16. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents Tables
Cash and cash equivalents
	12-31-2017	12-31-2016
	ARS 000	ARS 000

Cash at banks and on hand	88,633	30,008